UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1.	Reports to Stockholders.

THE ADVISORS’ INNER CIRCLE FUND

SEMI-ANNUAL REPORT TO SHAREHOLDERS

April 30, 2016

This information must be preceded or

accompanied by a current prospectus.

Investors should read the prospectus carefully

before investing.

MANAGER’S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

Semi-Annual Report to Shareholders

As of April 30, 2016

(Unaudited)

The total net of fee return of the LSV Value Equity Fund and the benchmark Russell 1000 Value Index and S&P 500 Index for trailing periods ended April 30, 2016, were as follows:

	6 Months Ended 4/30/16	1 Year Ended 4/30/16*	3 Years Ended 4/30/16*	5 Years Ended 4/30/16*	10 Years Ended 4/30/16*	Since Inception*
LSV Value Equity Fund, Institutional Class Shares	(0.38)%	(2.60)%	10.94%	10.82%	5.58%	7.71%
Benchmark:
Russell 1000 Value Index	1.92	(0.40)	9.59	10.12	5.67	6.13
Broad Market:
S&P 500 Index	0.44	1.21	11.26	11.02	6.91	4.77

* As of 4/30/16; periods longer than one year are annualized; inception date is 3/31/99; net of fees.

Fund Performance as of 3/31/16: (3.14)% (1 Year), 11.12% (5 Year), and 5.80% (10 Year). The expense ratio is 0.66%.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, please call 888-FUND-LSV (888-386-3578).

U.S. large-cap stocks as represented by the S&P 500 Index were up 0.44% during the trailing 6-month period. Value stocks performed even better as the Russell 1000 Value Index was up 1.92%. It was a wild ride as the S&P 500 and Russell 1000 Value Indices were down more than 10% during the first six weeks of 2016 as sluggish economic news and lower corporate earnings guidance pushed share prices down. Then in mid-February, the market had an abrupt turn the other way and gained back all of its prior losses by the end of April. There did not seem to be any major catalyst for the change in sentiment other than policy makers indicating that additional rate hikes would be less likely going forward and that seemed to fuel a ‘risk on’ attitude as share prices recovered quickly on a global basis.

Despite value stocks performing better in the broad market indices, the deep value positioning of the portfolio detracted from performance. Within large cap value stocks, ‘relative value’ stocks performed better than the cheaper, deep value stocks LSV prefers. This was true across the cap spectrum within the value indices. LSV’s smaller cap bias was a positive contributor to relative performance. Sector allocations detracted as the portfolio was overweight two of three sectors that generated a negative return during the period, Consumer Discretionary and Technology. An underweight to Utilities which was one of the best performing sectors also detracted. Portfolio holdings in the Energy, Financials, Materials and Industrials sectors did not keep up with benchmark stocks in those sectors.

The Fund’s valuations trade at a significant discount to the value benchmark. The portfolio is trading at 12.2x forward earnings compared to 16.8x for the value benchmark, 1.6x book value compared to 1.8x for the benchmark and 7.9x cash flow compared to 11.5x for the Russell 1000 Value Index.

Sector weightings are a result of our bottom-up stock selection process subject to minimum and maximum exposures to sectors and industries. At April 30, the Fund’s biggest overweights are to the Consumer Discretionary (+4.2%), Technology (+4.0%) and Health Care (+3.2%) sectors while the largest underweights are to the Energy (-4.5%), Consumer Staples (-3.2%) and Industrials (-2.0%) sectors. All other sectors are within +/- 2%. At the industry level, the portfolio was overweight Insurance, Health Care Providers and Biotechnology while underweight Industrial Conglomerates, Oil & Gas and Health Care Equipment and Supplies.

Our organization remains stable and our research team continues to pursue an active research agenda in which we are looking for better ways to measure value and identify signs of positive change. As always, we are focused on delivering the long-term results that our investors have come to expect from LSV and that we have delivered for clients since 1994.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results or investment advice.

Forward earnings is not a forecast of the Fund’s future performance. Investing involves risk, including possible loss of principal.

The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the Index proportionate to its market value. The S&P 500 Index is one of the most widely used benchmarks of U.S. equity performance.

Index Returns are for illustrative purposes only and do not represent actual fund performance. Index performance returns do not reflect any manage fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

April 30, 2016	(Unaudited)

Sector Weightings†:

† Percentages are based on total investments.

Schedule of Investments

LSV Value Equity Fund	Shares	Value (000)
Common Stock (98.4%)
Aerospace & Defense (2.7%)
Boeing	127,300	$17,160
Northrop Grumman	60,500	12,479
Raytheon	50,800	6,419
Textron	246,100	9,519
Vectrus*	6,533	141

		45,718

Agricultural Operations (0.9%)
Archer-Daniels-Midland	369,400	14,754

Agricultural Products (1.1%)
Bunge	116,300	7,269
Ingredion	96,600	11,117

		18,386

Air Freight & Logistics (0.8%)
FedEx	78,100	12,895

Aircraft (0.7%)
Delta Air Lines	267,000	11,126

Apparel Retail (0.2%)
Abercrombie & Fitch, Cl A	147,300	3,937

Application Software (0.4%)
Mentor Graphics	357,900	7,144

Asset Management & Custody Banks (0.8%)
Ameriprise Financial	78,700	7,547
State Street	95,000	5,919

		13,466

Automotive (3.7%)
Autoliv	56,600	6,932
Ford Motor	1,179,700	15,997
General Motors	560,000	17,808
Goodyear Tire & Rubber	311,100	9,012

	Shares	Value (000)
Automotive (continued)
Lear	110,000	$12,664

		62,413

Banks (8.8%)
Bank of America	1,208,500	17,596
CIT Group	130,700	4,518
Fifth Third Bancorp	492,200	9,012
Huntington Bancshares	1,055,300	10,616
JPMorgan Chase	597,900	37,787
Keycorp	1,165,700	14,327
PNC Financial Services Group	163,500	14,352
Regions Financial	1,658,000	15,552
SunTrust Banks	337,900	14,104
Wells Fargo	204,200	10,206

		148,070

Biotechnology (2.3%)
Amgen	128,700	20,373
Baxalta	222,300	9,326
Gilead Sciences	63,000	5,557
United Therapeutics*	40,300	4,240

		39,496

Broadcasting, Newspapers & Advertising (0.4%)
TEGNA	256,300	5,987

Business Services (0.0%)
RMR Group	2,956	74

Chemicals (1.6%)
Eastman Chemical	104,000	7,944
Huntsman	321,000	5,053
LyondellBasell Industries, Cl A	178,800	14,781

		27,778

Commercial Printing (0.8%)
Deluxe	110,200	6,918
RR Donnelley & Sons	410,800	7,148

		14,066

Commercial Services (0.4%)
Western Union	374,400	7,488

Commodity Chemicals (0.4%)
Cabot	144,300	7,040

Computer & Electronics Retail (0.3%)
GameStop, Cl A	169,200	5,550

Computers & Services (3.6%)
EMC	606,900	15,846
Hewlett Packard Enterprise	369,800	6,161
HP	369,800	4,537
NCR*	260,900	7,590

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Computers & Services (continued)
Oracle	210,600	$8,395
Seagate Technology	247,700	5,392
Symantec	329,300	5,481
Western Digital	164,900	6,739

		60,141

Construction & Engineering (0.6%)
Fluor	138,300	7,559
Tutor Perini*	200,300	3,169

		10,728

Diversified REIT’s (1.0%)
Cousins Properties	326,703	3,381
Lexington Realty Trust	619,200	5,437
VEREIT	830,100	7,371

		16,189

Electrical Services (5.2%)
American Electric Power	275,600	17,501
Edison International	155,200	10,974
Entergy	158,500	11,916
Exelon	238,700	8,376
FirstEnergy	289,400	9,432
Public Service Enterprise Group	451,100	20,809
SCANA	128,800	8,847

		87,855

Fertilizers & Agricultural Chemicals (0.6%)
CF Industries Holdings	178,000	5,886
Mosaic	148,400	4,154

		10,040

Financial Services (5.0%)
Capital One Financial	145,400	10,525
Citigroup	726,000	33,599
Discover Financial Services	285,400	16,059
Goldman Sachs Group	83,100	13,638
Morgan Stanley	217,700	5,891
Navient	356,000	4,867

		84,579

Food, Beverage & Tobacco (1.6%)
Pilgrim’s Pride*	326,100	8,776
Tyson Foods, Cl A	280,300	18,449

		27,225

General Merchandise Stores (1.2%)
Big Lots	145,700	6,682
Target	162,400	12,911

		19,593

Health Care Facilities (1.2%)
Community Health Systems*	219,100	4,180

	Shares	Value (000)
Health Care Facilities (continued)
HCA Holdings*	139,800	$11,271
Kindred Healthcare	333,200	4,918

		20,369

Health Care Services (0.6%)
Express Scripts Holding*	143,000	10,543

Household Products, Furniture & Fixtures (0.7%)
Whirlpool	68,000	11,841

Insurance (9.8%)
Aetna	127,300	14,292
Allstate	264,800	17,225
American Financial Group	209,500	14,479
Anthem	134,900	18,990
Assurant	138,400	11,704
CIGNA	75,000	10,390
Genworth Financial, Cl A*	393,400	1,349
Hartford Financial Services Group	220,400	9,781
Lincoln National	290,600	12,627
MetLife	179,400	8,091
MGIC Investment*	524,900	3,795
Prudential Financial	187,200	14,534
Travelers	175,100	19,244
Voya Financial	302,400	9,819

		166,320

IT Consulting & Other Services (0.5%)
International Business Machines	59,700	8,713

Machinery (2.4%)
AGCO	178,700	9,555
Cummins	90,900	10,638
Deere	114,300	9,614
ITT	152,400	5,848
Trinity Industries	219,500	4,282

		39,937

Mortgage REIT’s (0.9%)
Annaly Capital Management	963,400	10,039
Starwood Property Trust	230,900	4,470

		14,509

Motorcycle Manufacturers (0.5%)
Harley-Davidson	174,400	8,342

Multimedia (0.5%)
Viacom, Cl B	194,200	7,943

Office Electronics (0.9%)
Xerox	1,566,200	15,035

Office Equipment (0.3%)
Pitney Bowes	229,000	4,802

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Office REIT’s (0.3%)
Piedmont Office Realty Trust, Cl A	269,700	$5,370

Oil & Gas Equipment & Services (0.2%)
National Oilwell Varco	106,700	3,845

Oil & Gas Storage & Transportation (0.2%)
DHT Holdings	477,600	2,741

Paper Packaging (0.5%)
International Paper	160,900	6,962
WestRock	27,290	1,142

		8,104

Petroleum & Fuel Products (8.4%)
Chevron	218,500	22,326
ConocoPhillips	123,500	5,902
Ensco, Cl A	141,900	1,697
Exxon Mobil	396,300	35,033
Helmerich & Payne	51,000	3,372
Marathon Oil	220,900	3,113
Marathon Petroleum	417,900	16,332
Noble	196,400	2,206
Phillips 66	219,400	18,015
Tesoro	172,800	13,770
Valero Energy	333,600	19,639

		141,405

Petroleum Refining (0.3%)
Hess	74,500	4,442

Pharmaceuticals (8.0%)
AbbVie	189,600	11,566
Johnson & Johnson	516,800	57,923
Merck	360,400	19,764
Pfizer	1,398,100	45,732

		134,985

Printing & Publishing (0.6%)
Gannett	128,150	2,159
Lexmark International, Cl A	221,400	8,546

		10,705

Reinsurance (2.0%)
Endurance Specialty Holdings	102,300	6,545
Everest Re Group	96,000	17,751
Validus Holdings	215,100	9,914

		34,210

Retail (1.8%)
Brinker International	111,800	5,178
Kohl’s	271,600	12,032
Kroger	191,600	6,781
Macy’s	149,800	5,931

		29,922

	Shares/ Face Amount (000)	Value (000)
Semi-Conductors/Instruments (3.2%)
Flextronics International*	776,600	$9,436
Intel	1,018,300	30,834
Sanmina*	175,200	4,143
Teradyne	226,800	4,289
Vishay Intertechnology	486,600	5,917

		54,619

Specialized REIT’s (0.4%)
Hospitality Properties Trust	293,600	7,513

Steel & Steel Works (0.5%)
Reliance Steel & Aluminum	111,700	8,263

Technology Distributors (0.4%)
Insight Enterprises*	277,400	6,854

Telephones & Telecommunications (8.0%)
AT&T	916,900	35,594
Brocade Communications Systems	573,800	5,514
Cisco Systems	1,101,200	30,272
Corning	566,700	10,580
Harris	73,154	5,853
Juniper Networks	320,500	7,500
QUALCOMM	374,100	18,900
Verizon Communications	430,900	21,950

		136,163

Thrifts & Mortgage Finance (0.2%)
Radian Group	327,300	4,186

Total Common Stock (Cost $1,407,582)		1,663,419

Repurchase Agreement (0.8%)
Morgan Stanley 0.150%, dated 04/29/16, to be repurchased on 05/02/16, repurchase price $14,626 (collateralized by various US Treasury Notes, par values ranging from $16 - 7,396, 2.125% - 2.750%, 12/31/22 - 05/15/24; with total market value of $14,918)	$14,626	14,626

Total Repurchase Agreement (Cost $14,626)		14,626

Total Investments — 99.2% (Cost $1,422,208)		$1,678,045

The accompanying notes are an integral part of the financial statements.

Schedule of Investments April 30, 2016	(Unaudited)

Percentages are based on Net Assets of $1,690,758 (000).

*	Non-income producing security.

Cl	Class

REIT	Real Estate Investment Trust

The following is a list of the inputs used as of April 30, 2016, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,663,419	$—	$—	$1,663,419
Repurchase Agreement	—	14,626	—	14,626
Total Investments in Securities	$1,663,419	$14,626	$—	$1,678,045

For the six-month period ended April 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the six-month period ended April 30, 2016, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (000) April 30, 2016	(Unaudited)

	LSV Value Equity Fund
Assets:
Investments, at Value (Cost $1,422,208)	$1,678,045
Receivable for Capital Shares Sold	12,558
Dividend Receivable	1,818
Prepaid Expenses	35
Total Assets	1,692,456
Liabilities:
Payable due to Investment Adviser	750
Payable for Capital Shares Redeemed	675
Payable due to Administrator	89
Payable due to Trustees	9
Payable due to Chief Compliance Officer	7
Payable due to Distributor	1
Other Accrued Expenses	167
Total Liabilities	1,698
Net Assets	$1,690,758

Net Assets Consist of:
Paid-in Capital	$1,447,325
Undistributed Net Investment Income	10,898
Accumulated Net Realized Loss on Investments	(23,302)
Net Unrealized Appreciation on Investments	255,837
Net Assets	$1,690,758

Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($1,685,960 ÷ 72,845,667 shares)(1)	$23.14	*

Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($4,798 ÷ 207,857 shares)(1)	$23.08	*

(1)	Shares have not been rounded.

*	Net Assets divided by Shares do not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements.

Statement of Operations (000) For the six months ended April 30, 2016	(Unaudited)

LSV Value Equity Fund
Investment Income:
Dividend Income	$22,517
Interest Income	10
Total Investment Income	22,527
Expenses:
Investment Advisory Fees	4,129
Administration Fees	515
Trustees’ Fees	20
Chief Compliance Officer Fees	6
Distribution Fees — Investor Class	5
Professional Fees	98
Transfer Agent Fees	77
Printing Fees	62
Custodian Fees	40
Registration and Filing Fees	22
Insurance and Other Fees	28
Total Expenses	5,002
Less: Fees Paid Indirectly — (see Note 4)	—
Net Expenses	5,002
Net Investment Income	17,525
Net Realized Gain on Investments	44,314
Net Change in Unrealized Appreciation (Depreciation) on Investments	(59,077)
Net Realized and Unrealized Loss on Investments	(14,763)
Net Increase in Net Assets Resulting from Operations	$2,762

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets (000) For the six months ended April 30, 2016 (Unaudited) And for the year ended October 31, 2015

	LSV Value Equity Fund
	11/1/2015 to 4/30/2016	11/1/2014 to 10/31/2015
Operations:
Net Investment Income	$17,525	$25,850
Net Realized Gain on Investments	44,314	128,022
Net Change in Unrealized (Depreciation) on Investments	(59,077)	(134,288)
Net Increase in Net Assets Resulting from Operations	2,762	19,584
Dividends and Distributions From:
Net Investment Income:
Institutional Class Shares	(27,303)	(22,325)
Investor Class Shares	(56)	(4)
Total Dividends and Distributions	(27,359)	(22,329)
Capital Share Transactions:
Institutional Class Shares:
Issued	337,261	352,206
Reinvestment of Dividends and Distributions	26,314	21,425
Redeemed	(133,210)	(329,494)
Net Increase from Institutional Class Shares Transactions	230,365	44,137
Investor Class Shares:
Issued	3,307	2,354
Reinvestment of Dividends and Distributions	56	4
Redeemed	(619)	(562)
Net Increase from Investor Class Shares Transactions	2,744	1,796
Net Increase in Net Assets Derived from Capital Share Transactions	233,109	45,933
Total Increase in Net Assets	208,512	43,188
Net Assets:
Beginning of Period	1,482,246	1,439,058
End of Year or Period (including undistributed net investment income of $10,898 and $20,732, respectively)	$1,690,758	$1,482,246

Share Transactions:
Institutional Class Shares:
Issued	15,023	14,865
Reinvestment of Dividends and Distributions	1,143	889
Redeemed	(5,906)	(13,870)
Total Institutional Class Share Transactions	10,260	1,884
Investor Class Shares:
Issued	148	100
Reinvestment of Dividends and Distributions	3	—
Redeemed	(28)	(25)
Total Investor Class Share Transactions	123	75
Net Increase in Shares Outstanding	10,383	1,959

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights For a share outstanding throughout each period For the six months ended April 30, 2016 (Unaudited) and the years or period ended October 31,

	Net Asset Value Beginning of Period	Net Investment Income(1)	Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gain	Total Dividends and Distributions	Net Asset Value End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate‡

LSV Value Equity Fund
Institutional Class Shares
2016*	$23.65	$0.26	$(0.35)	$(0.09)	$(0.42)	$—	$(0.42)	$23.14	(0.38)%	$1,685,960	0.67%	0.67%	2.34%	7%
2015	23.70	0.43	(0.11)	0.32	(0.37)	—	(0.37)	23.65	1.30	1,480,240	0.66	0.66	1.78	24
2014	20.39	0.36	3.27	3.63	(0.32)	—	(0.32)	23.70	17.98	1,438,832	0.66	0.66	1.60	12
2013	15.13	0.31	5.28	5.59	(0.33)	—	(0.33)	20.39	37.71	1,302,614	0.65	0.65	1.77	13
2012	13.14	0.27	2.00	2.27	(0.28)	—	(0.28)	15.13	17.64	993,106	0.66	0.66	1.96	10
2011	12.95	0.21	0.19	0.40	(0.21)	—	(0.21)	13.14	3.05	1,448,069	0.64	0.64	1.52	19
Investor Class Shares
2016*	$23.59	$0.23	$(0.35)	$(0.12)	$(0.39)	$—	$(0.39)	$23.08	(0.49)%	$4,798	0.92%	0.92%	2.04%	7%
2015	23.69	0.34	(0.09)	0.25	(0.35)	—	(0.35)	23.59	1.03	2,006	0.92	0.92	1.45	24
2014**	23.18	0.08	0.43	0.51	—	—	—	23.69	2.20	226	0.94	0.94	0.82	12

*	For the six months ended April 30, 2016. All ratios for the period have been annualized.

**	Commenced operations on June 10, 2014. All ratios for the period have been annualized.

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡	Portfolio turnover rate is for the period indicated and has not been annualized.

(1)	Per share calculations were performed using average shares for the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements April 30, 2016	(Unaudited)

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 funds. The financial statements herein are those of the LSV Value Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The LSV Value Equity Fund Investor Class Shares commenced operations on June 10, 2014.

2.	Significant Accounting Policies:

The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following is a summary of the significant accounting policies followed by the Fund.

Use of Estimates — The preparation of financial statements, in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2016, there were no securities valued in accordance with Fair Value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices unadjusted in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Notes to Financial Statements April 30, 2016	(Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2016, there have been no significant changes to the Fund’s fair valuation methodologies.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2016, the Fund did not have any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2016, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”) or unrated category by an NRSRO, as determined by the Adviser. Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

Notes to Financial Statements April 30, 2016	(Unaudited)

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2016, the Fund paid $514,996, for these services.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as Amended and Restated November 14, 2005. The Distributor receives no fees for its distribution services under this agreement.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the six months ended April 30, 2016, the Fund incurred $4,638 of distribution fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. During the six months ended April 30, 2016, the Fund earned $50 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 0.55% of the Fund’s average daily net assets.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six month period ended April 30, 2016, were as follows (000):

Purchases	$309,353
Sales	$110,038

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or to paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the years ended October 31, 2015 and 2014 was as follows (000):

Ordinary Income
2015	$22,329
2014	19,631

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$20,730
Capital Loss Carryforward	(53,436)
Unrealized Appreciation	300,736

Total Distributable Earnings	$268,030

For Federal income tax purposes, the following capital loss carryforwards represent realized losses of the Fund that may be carried forward a maximum of eight

Notes to Financial Statements April 30, 2016	(Unaudited)

years and applied against future capital gains as follows (000):

Expires 10/31/17	Expires 10/31/18	Expires 10/31/19	Total
$48,829	$4,429	$178	$53,436

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the year ended October 31, 2015, $127,986 (000) of capital loss carryforwards were utilized to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2016, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation
$1,422,208	$360,092	$(104,255)	$255,837

8.	Other:

At April 30, 2016, 53% of total shares outstanding for the Institutional Class Shares were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. At April 30, 2016, 82% of total shares outstanding for the Investor Class Shares were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of mostly omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2015 to April 30, 2016.

The table below illustrates your Fund’s costs in two ways:

•  Actual fund return.  This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

•  Hypothetical 5% return.  This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 11/01/15	Ending Account Value 04/30/16	Annualized Expense Ratios	Expenses Paid During Period*
LSV Value Equity Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$996.20	0.67%	$3.33
Investor Class Shares	1,000.00	995.10	0.92	4.56

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,021.53	0.67%	$3.37
Investor Class Shares	1,000.00	1,020.29	0.92	4.62

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on February 23, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Board Consideration in Re-Approving the Advisory Agreement (Unaudited)

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Trust:

The Advisors’ Inner Circle Fund

Fund:

LSV Value Equity Fund

Adviser:

LSV Asset Management

Distributor:

SEI Investments Distribution Co.

Administrator:

SEI Investments Global Fund Services

Legal Counsel:

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:

Ernst & Young LLP

The Fund files its complete schedule of Portfolio holdings with the Securities and Exchange Commission “SEC” for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that The Advisors’ Inner Circle Fund uses to determine how to vote proxies if any relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge i upon request, by calling 888-Fund-LSV and ii on the Commission’s website at http://www.sec.gov.

LSV-SA-003-1800

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2016